Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Detailed Information About Leases
At December 31, 2023, the contractual undiscounted cash flows for lease obligations recognized as of such date were as follows:

Years ending December 31
2024	$43.8
2025	37.5
2026	31.0
2027	21.5
2028	17.1
Thereafter	67.4
$218.3

Other lease-related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2021	2022	2023
Interest expense on lease obligations	$6.6	$8.1	$9.6
Variable lease payments not included in the measurement of lease obligations	$0.9	$1.2	$0.7
Expenses relating to short-term leases or low-value leases	$1.5	$1.8	$1.4
At December 31, 2023, we had commitments (not recognized as liabilities as of such date) under IT support agreements that require future minimum payments as follows:

2024	$22.6
2025	18.3
2026	12.8
2027	11.4
2028	9.7
Thereafter	15.3
Total future minimum payments	$90.1